Janus Investment Fund

Janus Global Research Fund

Supplement dated June 12, 2015
to Currently Effective Prospectuses

Summary
This supplement provides shareholders with a simplified discussion of Janus Global Research Fund’s (the ‘‘Fund”) portfolio management structure. The changes highlight Carmel Wellso’s primary oversight role but do not change the Fund’s team-managed approach or investment process. Ms. Wellso continues to be primarily responsible for the day-to-day operations of the Fund and leads the Portfolio Oversight Team, which provides oversight of Janus Capital’s equity research analysts who select the Fund’s investments. The Research Team, which includes sector team leaders, continues to select investments for the Fund.

Prospectus Changes

1.	The following replaces in its entirety the corresponding information found under ‘‘Management” in the Fund Summary section of the Fund’s Prospectuses:

Portfolio Management: Carmel Wellso, Janus Capital’s Director of Research and Executive Vice President of the Fund, provides general oversight of the Research Team and has done so since December 2014.

2.	The following replaces in its entirety the corresponding information in the ‘‘Investment Personnel” section of the Prospectuses related to the portfolio management of the Fund:

Janus Global Research Fund
The Research Team (Janus Capital’s equity research analysts overseen by the Portfolio Oversight Team led by Carmel Wellso) selects investments for Janus Global Research Fund and has done so since March 2013.

Carmel Wellso is Janus Capital’s Director of Research and Executive Vice President of the Fund. Ms. Wellso is primarily responsible for the day-to-day operations of the Fund. She leads the Portfolio Oversight Team that reviews the Fund’s risks, overall structure, and guidelines and has done so since December 2014. Ms. Wellso is also Portfolio Manager of other Janus accounts. She joined Janus Capital in June 2008 as a research analyst. Ms. Wellso holds a Bachelor’s degree in English Literature and Business Administration from Marquette University and a Master’s degree from the Thunderbird School of Global Management.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Research Fund

Supplement dated June 12, 2015
to Currently Effective Prospectuses

Summary
This supplement provides shareholders with a simplified discussion of Janus Research Fund’s (the ‘‘Fund”) portfolio management structure. The changes highlight Carmel Wellso’s primary oversight role but do not change the Fund’s team-managed approach or investment process. Ms. Wellso continues to be primarily responsible for the day-to-day operations of the Fund and leads the Portfolio Oversight Team, which provides oversight of Janus Capital’s equity research analysts who select the Fund’s investments. The Research Team, which includes the sector team leaders, continues to select investments for the Fund.

Prospectus Changes

1.	The following replaces in its entirety the corresponding information found under “Management” in the Fund Summary section of the Fund’s Prospectuses:

Portfolio Management: Carmel Wellso, Janus Capital’s Director of Research and Executive Vice President of the Fund, provides general oversight of the Research Team and has done so since December 2014.

2.	The following replaces in its entirety the corresponding information in the ‘‘Investment Personnel” section of the Prospectuses related to the portfolio management of the Fund:

Janus Research Fund
The Research Team (Janus Capital’s equity research analysts overseen by the Portfolio Oversight Team led by Carmel Wellso) selects investments for Janus Research Fund and has done so since February 2006.

Carmel Wellso is Janus Capital’s Director of Research and Executive Vice President of the Fund. Ms. Wellso is primarily responsible for the day-to-day operations of the Fund. She leads the Portfolio Oversight Team that reviews the Fund’s risks, overall structure, and guidelines and has done so since December 2014. Ms. Wellso is also Portfolio Manager of other Janus accounts. She joined Janus Capital in June 2008 as a research analyst. Ms. Wellso holds a Bachelor’s degree in English Literature and Business Administration from Marquette University and a Master’s degree from the Thunderbird School of Global Management.

Please retain this Supplement with your records.